Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov. 03, 2014
Document Creation Date	dei_DocumentCreationDate	Nov. 02, 2015